Acquisition of Vubites India Private Limited (Tables)	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

Net asset acquired at fair values
US $
Cash acquired	23,155
Property, plant & equipment	202,856
Other assets	63,947
Amortizable intangible assets:
Customer contracts	16,270
Intellectual property	3,423,682

Total assets	3,729,910

Liabilities assumed:
Loan from Principal shareholder and the CMD of Rediff	2,711,622
Other liabilities	68,449
Deferred tax liability, net	205,159

Total Liabilities	2,985,230

Net assets acquired	744,680

Purchase price	324,091
Contribution from a principal shareholder	420,589